Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Contract Liabilities [Line Items]
Contract liabilities	$ 298,785	$ 487,071
Beginning balance	487,071	2,123,540
Prepayments from customers	299,069	487,201
Revenue recognized	(485,368)	(2,153,613)
Exchange rate difference	(1,987)	29,943
Ending balance	298,785	487,071
Housekeeping services [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities	211,095	256,551
Beginning balance	256,551
Ending balance	211,095	256,551
Educational consulting services [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities	87,690
Beginning balance
Ending balance	87,690
Senior care services [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities		230,520
Beginning balance	230,520
Ending balance		$ 230,520